 1-A/A LIVE 0001814102 XXXXXXXX 024-11307 BeBop Channel Corp NY 2019 0001814102 7812 84-2190936 1 1 90 STATE STREET, STE 700 OFFICE 40 ALBANY NY 12207 2023026703 Gregory Charles Royal Other 13705.00 0.00 30000.00 1720000.00 1763705.00 0.00 0.00 0.00 1763705.00 1763705.00 0.00 6282.33 0.00 -6282.33 0.00 0.00 N/A Common 8772041 000000000 0 None 0 000000000 None None 0 000000000 None true true Tier1 Unaudited Equity (common or preferred stock) N N N Y N N 900000 8772041 1.0000 1.00 0.00 0.00 0.00 1.00 The BeBop Channel Corporation 0.00 The BeBop Channel Corporation 0.00 The BeBop Channel Corporation 0.00 The BeBop Channel Corporation 200.00 The BeBop Channel Corporation 359.00 The BeBop Channel Corporation 0.00 The BeBop Channel Corporation 1200.00 Fees approximating $1,750.00 paid from operating expenses: Blue Sky $1,200 New York, $0.00 GA; $200 financials; $350 legal true CT GA MD MO NJ NY OH PA UT VA WI DC The BeBop Channel Corporation Common 8772041 8772041 Founders and Founders Team 6,300,000 Million Shares purchased at 0.0001 per share Capital Contributions $630.00 Harlem Initiative Investors 15,750 shares purchased at $0.10 per share Capital Contributions $1,575.00 2020 investors 47,591 shares purchased or converted by CEO Veres at $1.00 per share Capital Contributions $47,591.00 ($40,000.00 excluding conversions of $7,591.00) 1,200 shares purchased at $1.00 per share Capital Contributions $1,200.00 Filmmakers 2,407,500 shares granted to filmmakers Capital Contributions $0.00 0 Rule 147A for Intrastate New York residents; Rule 701 for stock compensation to filmmakers.